Commitments and Contingencies (Details) - Schedule of other information related to leases		Jun. 30, 2022		Dec. 31, 2021
Operating Leases [Member]
Commitments and Contingencies (Details) - Schedule of other information related to leases [Line Items]
Operating Leases Weighted Average Remaining Term				7 months
Operating Leases Weighted Average Discount Rate	[1]			10.00%
Finance Leases [Member]
Commitments and Contingencies (Details) - Schedule of other information related to leases [Line Items]
Finance Leases Weighted Average Remaining Term		0 months		0 months
Finance Leases Weighted Average Discount Rate		10.00%	[2]	10.00%	[1]

[1]	This discount rate is consistent with our borrowing rates from various lenders.
[2]	This discount rate is consistent with our borrowing rates from various lenders.